Segment Reporting	6 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

Note 11 SEGMENT REPORTING

The Company’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and accessing performance of the Company as a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s assets are substantially all located in Hong Kong and substantially all of the Company’s revenue and expense are derived from Hong Kong. Therefore, no geographical segments are presented.